Investments in Associates and Joint Ventures - Summary of Financial Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Joint Ventures And Associates [Line Items]
Cash and cash equivalents	$ 421,457	$ 162,179	$ 172,727
Current assets	665,892	417,514
Current liabilities	116,375	272,256
Revenue	245,252	268,703
Depreciation and amortization	(49,174)	(67,574)
Loss from continued operations	(693,477)	(3,257,499)
Total comprehensive loss	$ (714,903)	(3,358,612)
Cann Group
Disclosure Of Joint Ventures And Associates [Line Items]
Cash and cash equivalents		7,513
Current assets		12,760
Non-current assets		58,521
Current liabilities		5,497
Non-current liabilities		835
Revenue		1,025
Depreciation and amortization		(1,992)
Interest income		448
Interest expense		(83)
Loss from continued operations		(15,084)
Total comprehensive loss		$ (15,084)